Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.00%	26.00%	25.00%
Unrecognized Tax Benefits	$ 1,230	$ 0